Related party transactions and balances (Q3) (Details) - USD ($)	9 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Jul. 31, 2024
Related Party Transactions [Abstract]
Accrued liabilities	$ 6,243,369		$ 492,925
Accrued interest	149,905	$ 7,224
Stock issued to consideration for services	585,155
Directors and Officers [Member]
Related Party Transactions [Abstract]
Accrued liabilities	484,911		$ 478,072
Related Party [Member]
Related Party Transactions [Abstract]
Accrued wages	603,417	473,923
Management fees	159,000	118,074
Accrued interest	$ 149,905	$ 7,224
Shares issued (in shares)	557,289
Stock issued to consideration for services	$ 585,155